ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Jun. 30, 2020
ALLOWANCE FOR LOAN LOSSES [Abstract]
Schedule of Changes in the Allowance for Loan Losses

The following is a summary of the changes in the allowance for loan losses:

	2020	2019	2018
	(Dollars in Thousands)
Balance, July 1	$548	$468	$418
Add:
Provision for loan losses	70	80	50
Less:
Loans charged off	—	—	—

Balance, June 30	$618	$548	$468

Schedule of Primary Segments of Allowance for Loan Losses

The following tables summarize the primary segments of the allowance for loan losses (“ALLL”), segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of June 30, 2020, June 30, 2019 and June 30, 2018. Activity in the allowance is presented for the fiscal years ended June 30, 2020, 2019 and 2018.

	As of June 30, 2020
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans[5]	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2019	$405	$46	$10	$17	$37	$30	$3	$548
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	44	(8)	(4)	9	29	2	(2)	70

Ending ALLL Balance at June 30, 2020	$449	$38	$6	$26	$66	$32	$1	$618

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	449	38	6	26	66	32	1	618

	$449	$38	$6	$26	$66	$32	$1	$618

	As of June 30, 2019
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans[5]	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2018	$356	$24	$—	$18	$35	$31	$4	$468
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	49	22	10	(1)	2	(1)	(1)	80

Ending ALLL Balance at June 30, 2019	$405	$46	$10	$17	$37	$30	$3	$548

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	405	46	10	17	37	30	3	548

	$405	$46	$10	$17	$37	$30	$3	$548

[5]	Not secured by real estate.

	As of June 30, 2018
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans[5]	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2017	$305	$30	$5	$20	$20	$34	$4	$418
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	51	(6)	(5)	(2)	15	(3)	—	50

Ending ALLL Balance at June 30, 2018	$356	$24	$—	$18	$35	$31	$4	$468

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	356	24	—	18	35	31	4	468

	$356	$24	$—	$18	$35	$31	$4	$468

Schedule of Reserve Factors

During the fiscal years ended June 30, 2020, 2019 and 2018, respectively, the Company increased its ALLL reserve factors for the following loan segments:

Loan Segment	06/30/2020 Factor	06/30/2019 Factor	6/30/2018 Factor
1-4 Family Permanent	0.575%	0.500%	0.460%
1-4 Family – Construction	0.825%	0.750%	0.750%
Land Acquisition & Dev	1.250%	1.000%	1.000%
Multi-family	0.700%	0.550%	0.550%
Commercial Real Estate	1.500%	1.000%	1.000%
Consumer	1.100%	1.000%	1.000%
Commercial[5]	6.000%	5.000%	5.000%

[5]	Not secured by real estate.